Related Party Transactions (Details 1) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Related party receivables			$ 11
Loan from shareholders	$ 532	$ 15,188